Property and Equipment - Schedule of Property and Equipment (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) plan	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2019 USD ($)
Retirement Benefits [Abstract]
Multiemployer plans expense	$ 4,000,000	$ 73,700,000	$ 11,300,000
Multiemployer plans, curtailment loss and special termination benefits		67,000,000
Multiemployer plan contributions	0
Defined Benefit Plan Disclosure [Line Items]
Accrued retirement benefits (Note 17)	109,100,000	139,000,000		$ 106,200,000
Expenses related to employees under Defined Contribution Plans	20,900,000	22,100,000	$ 19,600,000
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Total accumulated benefit obligation	199,900,000	230,300,000
Contributions expected in 2019	0
Accrued retirement benefits (Note 17)	$ 105,200,000	129,200,000
Pension Plans | Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Designated percentage invested	24.00%
Pension Plans | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Designated percentage invested	48.00%
Pension Plans | Real Estate Switzerland
Defined Benefit Plan Disclosure [Line Items]
Designated percentage invested	11.00%
Pension Plans | Other Alternative Investments
Defined Benefit Plan Disclosure [Line Items]
Designated percentage invested	17.00%
Pension Plans | Switzerland
Defined Benefit Plan Disclosure [Line Items]
Percentage of benefit obligation in Switzerland pension plans	84.00%
Percentage of plan assets in Switzerland pension plans	87.00%
Retiree Health Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Number of plans | plan	2
Accrued retirement benefits (Note 17)	$ 3,900,000	$ 9,800,000